AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.6%
	AEROSPACE/DEFENSE — 1.7%
2,860	Boeing Co.*	$544,801
1,149	Lockheed Martin Corp.	558,977
6,752	Raytheon Technologies Corp.	681,412
		1,785,190
	AGRICULTURE — 0.6%
4,044	Altria Group, Inc.	184,851
1,125	Archer-Daniels-Midland Co.	104,456
3,299	Philip Morris International, Inc.	333,892
		623,199
	AUTO MANUFACTURERS — 0.1%
687	Tesla, Inc.*	84,625

	BANKS — 2.3%
16,346	Bank of America Corp.	541,379
799	Goldman Sachs Group, Inc.	274,361
6,867	JPMorgan Chase & Co.	920,865
3,131	Morgan Stanley	266,198
8,869	Wells Fargo & Co.	366,201
		2,369,004
	BEVERAGES — 1.1%
9,411	Coca-Cola Co.	598,634
3,136	PepsiCo, Inc.	566,550
		1,165,184
	BIOTECHNOLOGY — 0.1%
532	Illumina, Inc.*	107,570

	CHEMICALS — 0.9%
483	Air Products and Chemicals, Inc.	148,889
272	Albemarle Corp.	58,986
1,670	Dow, Inc.	84,151
1,165	DuPont de Nemours, Inc.	79,954
591	Ecolab, Inc.	86,026
1,159	Linde PLC[1]	378,043
554	Sherwin-Williams Co.	131,481
		967,530
	COMMERCIAL SERVICES — 7.1%
10,594	Automatic Data Processing, Inc.[2]	2,530,483
10,642	CoStar Group, Inc.*	822,414
1,916	Gartner, Inc.*	644,044
29,504	PayPal Holdings, Inc.*,2	2,101,275

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
1,523	S&P Global, Inc.	$510,114
3,803	Verisk Analytics, Inc. - Class A	670,925
		7,279,255
	COMPUTERS — 10.8%
16,137	Accenture PLC - Class A1	4,305,997
12,606	Apple, Inc.[2]	1,637,898
13,210	Cognizant Technology Solutions Corp. - Class A2	755,480
5,479	Crowdstrike Holdings, Inc. - Class A*,2	576,884
15,088	Fortinet, Inc.*,2	737,652
21,889	International Business Machines Corp.[2]	3,083,941
		11,097,852
	COSMETICS/PERSONAL CARE — 1.1%
1,994	Colgate-Palmolive Co.	157,107
553	Estee Lauder Cos., Inc. - Class A	137,205
5,705	Procter & Gamble Co.	864,650
		1,158,962
	DIVERSIFIED FINANCIAL SERVICES — 10.0%
353	BlackRock, Inc.	250,146
3,570	Charles Schwab Corp.	297,238
14,129	Mastercard, Inc. - Class A2	4,913,077
23,206	Visa, Inc. - Class A2	4,821,279
		10,281,740
	ELECTRIC — 0.0%
94	Duke Energy Corp.	9,681
249	NextEra Energy, Inc.	20,817
122	Southern Co.	8,712
		39,210
	ELECTRONICS — 0.8%
1,086	Agilent Technologies, Inc.	162,520
3,243	Honeywell International, Inc.	694,975
		857,495
	FOOD — 0.2%
3,279	Mondelez International, Inc. - Class A	218,545

	HEALTHCARE-PRODUCTS — 4.3%
7,215	Abbott Laboratories	792,135
1,846	Baxter International, Inc.	94,091
5,898	Boston Scientific Corp.*	272,900
2,818	Danaher Corp.	747,954

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
2,426	Edwards Lifesciences Corp.*	$181,004
323	IDEXX Laboratories, Inc.*	131,771
1,369	Intuitive Surgical, Inc.*	363,264
5,202	Medtronic PLC[1]	404,299
567	ResMed, Inc.	118,010
1,388	Stryker Corp.	339,352
1,615	Thermo Fisher Scientific, Inc.	889,364
822	Zimmer Biomet Holdings, Inc.	104,805
		4,438,949
	HEALTHCARE-SERVICES — 3.0%
1,907	Centene Corp.*	156,393
990	Elevance Health, Inc.	507,840
897	HCA Healthcare, Inc.	215,244
488	Humana, Inc.	249,949
3,661	UnitedHealth Group, Inc.[2]	1,940,989
		3,070,415
	INSURANCE — 2.5%
8,369	Berkshire Hathaway, Inc. - Class B*,2	2,585,184

	INTERNET — 17.8%
10,184	Airbnb, Inc. - Class A*	870,732
49,862	Alphabet, Inc. - Class A*,2	4,399,324
2,368	Amazon.com, Inc.*	198,912
3,451	CDW Corp.	616,280
14,015	eBay, Inc.[2]	581,202
964	MercadoLibre, Inc.*	815,775
42,638	Meta Platforms, Inc. - Class A*,2	5,131,057
11,346	Netflix, Inc.*,2	3,345,709
7,634	Palo Alto Networks, Inc.*,2	1,065,248
50,512	Uber Technologies, Inc.*,2	1,249,162
		18,273,401
	IRON/STEEL — 0.1%
511	Nucor Corp.	67,355

	MACHINERY-CONSTRUCTION & MINING — 0.6%
2,415	Caterpillar, Inc.	578,537

	MACHINERY-DIVERSIFIED — 0.6%
1,350	Deere & Co.	578,826

	MEDIA — 0.2%
4	Cable One, Inc.	2,848

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA (Continued)
92	Charter Communications, Inc. - Class A*	$31,197
4,059	Comcast Corp. - Class A	141,943
437	Liberty Global PLC - Class A*,1	8,272
		184,260
	MINING — 0.2%
3,057	Freeport-McMoRan, Inc.	116,166
1,733	Newmont Corp.	81,798
		197,964
	OIL & GAS — 0.9%
1,434	Chevron Corp.	257,389
1,012	ConocoPhillips	119,416
493	Devon Energy Corp.	30,324
392	EOG Resources, Inc.	50,772
3,317	Exxon Mobil Corp.	365,865
373	Marathon Petroleum Corp.	43,414
586	Occidental Petroleum Corp.	36,912
364	Phillips 66	37,885
165	Pioneer Natural Resources Co.	37,684
		979,661
	OIL & GAS SERVICES — 0.1%
1,069	Schlumberger Ltd.[1]	57,149

	PHARMACEUTICALS — 2.0%
680	AbbVie, Inc.	109,895
632	AmerisourceBergen Corp.	104,729
1,069	Becton, Dickinson and Co.	271,847
1,195	Cigna Corp.	395,951
5,409	CVS Health Corp.	504,065
1,518	Dexcom, Inc.*	171,898
306	Eli Lilly & Co.	111,947
1,011	Johnson & Johnson	178,593
926	Merck & Co., Inc.	102,740
2,050	Pfizer, Inc.	105,042
		2,056,707
	RETAIL — 0.6%
114	Costco Wholesale Corp.	52,041
264	Home Depot, Inc.	83,387
3,442	Walmart, Inc.	488,041
		623,469

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 0.9%
1,346	Advanced Micro Devices, Inc.*	$87,180
430	Analog Devices, Inc.	70,533
681	Applied Materials, Inc.	66,316
270	Broadcom, Inc.	150,965
3,220	Intel Corp.	85,105
1,953	NVIDIA Corp.	285,411
937	QUALCOMM, Inc.	103,014
715	Texas Instruments, Inc.	118,132
		966,656
	SOFTWARE — 30.3%
18,160	Activision Blizzard, Inc.[2]	1,390,148
11,861	Adobe, Inc.*,2	3,991,582
3,129	Atlassian Corp. - Class A*	402,640
5,508	Autodesk, Inc.*,2	1,029,280
6,568	Cadence Design Systems, Inc.*,2	1,055,084
6,529	Datadog, Inc. - Class A*	479,881
6,242	Electronic Arts, Inc.	762,648
14,580	Fidelity National Information Services, Inc.[2]	989,253
6,760	Intuit, Inc.[2]	2,631,127
19,737	Microsoft Corp.[2]	4,733,327
39,895	Oracle Corp.[2]	3,261,017
11,828	ROBLOX Corp. - Class A*	336,625
2,409	Roper Technologies, Inc.[2]	1,040,905
25,511	Salesforce, Inc.*,2	3,382,503
4,793	ServiceNow, Inc.*,2	1,860,978
7,755	Snowflake, Inc. - Class A*,2	1,113,153
3,433	Synopsys, Inc.*,2	1,096,123
475	Veeva Systems, Inc. - Class A*	76,655
5,720	VMware, Inc. - Class A*	702,187
5,129	Workday, Inc. - Class A*,2	858,236
		31,193,352
	TELECOMMUNICATIONS — 0.5%
6,568	AT&T, Inc.	120,917
3,258	Cisco Systems, Inc.	155,211
227	Frontier Communications Parent, Inc.*	5,784
94	Iridium Communications, Inc.*	4,832
878	Lumen Technologies, Inc.	4,583
591	T-Mobile US, Inc.*	82,740
3,871	Verizon Communications, Inc.	152,517
		526,584
	TRANSPORTATION — 1.2%
3,006	Union Pacific Corp.	622,452

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION (Continued)
3,346	United Parcel Service, Inc. - Class B	$581,669
		1,204,121
	TOTAL COMMON STOCKS
	(Cost $122,955,486)	105,617,951

Principal Amount
	SHORT-TERM INVESTMENTS — 1.6%
$1,654,310	UMB Bank Demand Deposit, 0.01%[3]	1,654,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,654,310)	1,654,310

	TOTAL INVESTMENTS — 104.2%
	(Cost $124,609,796)	107,272,261

	Liabilities in Excess of Other Assets — (4.2)%	(4,340,945)
	TOTAL NET ASSETS — 100.0%	$102,931,316

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2022, the aggregate value of those securities was $43,648,482, representing 42.4% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	1/3/23	$116,050,479	$4,576	$578,163
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	1/3/23	49,388,840	10,310	$(3,398,973)
TOTAL EQUITY SWAP CONTRACTS								$(2,820,810)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was (34.69)% and 35.90%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
20,012	Meta Platforms, Inc. - Class A	$2,408,244	4.88%
6,631	Mastercard, Inc. - Class A	2,305,798	4.67%
10,891	Visa, Inc. - Class A	2,262,714	4.58%
9,263	Microsoft Corp.	2,221,453	4.50%
23,403	Alphabet, Inc. - Class A	2,064,847	4.18%
7,574	Accenture PLC - Class A	2,021,046	4.09%
5,566	Adobe, Inc.	1,873,126	3.79%
11,974	Salesforce, Inc.	1,587,633	3.21%
5,325	Netflix, Inc.	1,570,236	3.18%
18,724	Oracle Corp.	1,530,500	3.10%
10,275	International Business Machines Corp.	1,447,645	2.93%
3,172	Intuit, Inc.	1,234,606	2.50%
3,928	Berkshire Hathaway, Inc. - Class B	1,213,359	2.46%
4,973	Automatic Data Processing, Inc.	1,187,851	2.41%
13,848	PayPal Holdings, Inc.	986,255	2.00%
1,718	UnitedHealth Group, Inc.	910,849	1.84%
2,249	ServiceNow, Inc.	873,219	1.77%
5,917	Apple, Inc.	768,796	1.56%
8,525	Activision Blizzard, Inc.	652,589	1.32%
23,708	Uber Technologies, Inc.	586,299	1.19%
3,640	Snowflake, Inc. - Class A	522,486	1.06%
1,611	Synopsys, Inc.	514,376	1.04%
3,582	Palo Alto Networks, Inc.	499,832	1.01%
3,082	Cadence Design Systems, Inc.	495,092	1.00%
1,129	Roper Technologies, Inc.	487,830	0.99%
2,585	Autodesk, Inc.	483,059	0.98%
6,843	Fidelity National Information Services, Inc.	464,298	0.94%
3,224	JPMorgan Chase & Co.	432,338	0.88%
757	Thermo Fisher Scientific, Inc.	416,872	0.84%
4,780	Airbnb, Inc. - Class A	408,690	0.83%
2,678	Procter & Gamble Co.	405,878	0.82%
2,407	Workday, Inc. - Class A	402,763	0.82%
4,996	CoStar Group, Inc.	386,091	0.78%
451	MercadoLibre, Inc.	381,654	0.77%
3,386	Abbott Laboratories	371,749	0.75%
2,930	Electronic Arts, Inc.	357,987	0.72%
6,200	Cognizant Technology Solutions Corp. - Class A	354,578	0.72%
1,321	Danaher Corp.	350,620	0.71%
7,081	Fortinet, Inc.	346,190	0.70%
2,684	VMware, Inc. - Class A	329,488	0.67%
1,522	Honeywell International, Inc.	326,165	0.66%
3,169	Raytheon Technologies Corp.	319,815	0.65%
1,786	Verisk Analytics, Inc. - Class A	315,086	0.64%
901	Gartner, Inc.	302,862	0.61%
1,411	Union Pacific Corp.	292,176	0.59%
1,618	CDW Corp.	288,942	0.59%
4,418	Coca-Cola Co.	281,029	0.57%
1,572	United Parcel Service, Inc. - Class B	273,276	0.55%
6,579	eBay, Inc.	272,831	0.55%
634	Deere & Co.	271,834	0.55%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.